Initial Public Offering and Private Placement (Details Narrative)				12 Months Ended
	Nov. 20, 2018 USD ($) shares	Sep. 13, 2017 USD ($) shares	Aug. 22, 2017 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($)
Offering costs				$ 307,494	$ 98,198
Amount of estimated fair value				$ 743,600
Fair value, per unit | $ / shares				$ 2.86
Proceeds from sale of private units				$ 500,000	$ 87,700
Volatility rate [Member]
Fair value measurement input				35
Risk Free Interest Rate [Member]
Fair value measurement input				1.73
Expected Life [Member]
Maturity term				5 years
Maxim Group LLC [Member] | Settlement Agreement [Member]
Cash payment	$ 20,000
Initial Public Offering [Member]
Number of shares purchased | shares			625,000	250,000
Sale of stock, price per unit | $ / shares			$ 80.00
Proceeds from sale of units, net of underwriting discounts paid			$ 50,000,000
Offering costs			3,700,000
Underwriter fees			$ 3,200,000	$ 1,000,000
Issuance of shares to underwriter, shares | shares				50,000
Deferred underwriting fees				$ 1,820,000
Securities included in one unit, description				Each Unit consisted of one share of the Company's common stock, one right to receive one-tenth of one share of the Company's common stock upon consummation of the Company's initial Business Combination ("Right"), and one redeemable warrant ("Warrant")
Description of warrants rights				Each Warrant entitles the holder to purchase one share of common stock at an exercise price of $92.00 per share, subject to adjustment. No fractional shares will be issued upon exercise of the Warrants. The Warrants became exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation
Number of securities eligible for each warrant | shares				1
Exercise price of warrants per share | $ / shares			$ 0.01	$ 92.00
Warrants term				5 years
Sale price per share | $ / shares				$ 21.00
Exchange of rights, description				Each holder of a Right received one-tenth (1/10) of one share of common stock upon consummation of the Business Combination. No fractional shares were issued upon exchange of the Rights.
Cash payment				$ 100
Sale of stock, consideration received				$ 100
Number of units issued under purchase option | shares				31,250
Demand registration rights term				5 years
Piggy back registration rights term				7 years
Initial Public Offering [Member] | Maxim Group LLC [Member]
Number of shares purchased | shares				6,500
Initial Public Offering [Member] | Maxim Group LLC [Member] | Pre-Reverse Split [Member]
Number of shares purchased | shares	6,500
Initial Public Offering [Member] | Underwriters [Member]
Number of shares purchased | shares		25,000
Underwriter fees		$ 110,000
Deferred underwriting fees		70,000
Number of shares agreed to be purchased under commitment | shares				93,750
Proceeds from sale of equity		$ 2,000,000
Over-Allotment Option [Member] | Maxim Group LLC [Member]
Number of shares purchased | shares				250
Over-Allotment Option [Member] | Underwriters [Member]
Number of shares purchased | shares				260,000
Sale of stock, consideration received				$ 2,990,000
Number of units issued under purchase option | shares				32,500
Private Placement [Member]
Number of shares purchased | shares		875		31,812
Sale of stock, price per unit | $ / shares				$ 80.00
Proceeds from sale of equity		$ 70,000
Proceeds from sale of private units				$ 2,545,000